Employee Benefits	12 Months Ended
Dec. 31, 2021
IFRS Text Block [Abstract]
Employee Benefits

Note 17. Employee Benefits

The Company has various labor liabilities for employee benefits in connection with pension, seniority and post-retirement medical benefits. Benefits vary depending upon the country where the individual employees are located. Presented below is a discussion of the Company’s labor liabilities in Mexico, which comprise the substantial majority of those recorded in the consolidated financial statements.

17.1 Assumptions

The Company annually evaluates the reasonableness of the assumptions used in its labor liability for post-employment and other non-current employee benefits computations.

Actuarial calculations for pension and retirement plans, seniority premiums and post-retirement medical benefits, as well as the associated cost for the period, were determined using the following long-term assumptions for Mexico:

	December 31,	December 31,	December 31,
Mexico	2021	2020	2019
Financial:
Discount rate used to calculate the defined benefit obligation	8.00%	7.20%	7.50%
Salary increase	4.50%	4.50%	4.50%
Future pension increases	3.50%	3.50%	3.50%
Healthcare cost increase rate	5.10%	5.10%	5.10%
Biometric:
Mortality (1)	EMSSA 2009	EMSSA 2009	EMSSA 2009
Disability (2)	IMSS‑97	IMSS‑97	IMSS‑97
Normal retirement age	60 years	60 years	60 years
Employee turnover table (3)	BMAR 2007	BMAR 2007	BMAR 2007

Measurement date December:

(1)	EMSSA. Mexican Experience of social security.
(2)	IMSS. Mexican Experience of Instituto Mexicano del Seguro Social.
(3)	BMAR. Actuary experience.

In Mexico, the methodology used to determine the discount rate was the Yield or Internal Rate of Return (IRR) which involve a yield curve. In this case, the expected rates for each period were taken from a yield curve of Mexican Federal Government Treasury Bonds (known as CETES in Mexico) because there is no deep market in high-quality corporate obligations in Mexican pesos.

In Mexico upon retirement, the Company purchases an annuity for the employee, which will be paid according to the option chosen by the employee.

Based on these assumptions, the amounts of benefits expected to be paid out in the following years are as follows:

	Pension and				Post-Retirement
	Retirement		Seniority		Medical
	Plans		Premiums		Services		Total
2022	Ps.	754	Ps.	201	Ps.	22	Ps.	977
2023		317		156		23		497
2024		346		149		25		520
2025		421		140		26		587
2026		419		137		27		583
2027 to 2031		3,039		681		162		3,882

17.2 Balances of the liabilities for employee benefits

	December 31,		December 31,
	2021		2020
Pension and Retirement Plans:
Defined benefit obligation	Ps.	8,015	Ps.	7,679
Pension plan funds at fair value		(2,952)		(2,788)
Net defined benefit liability	Ps.	5,063	Ps.	4,891
Seniority Premiums:
Defined benefit obligation	Ps.	2,108	Ps.	1,763
Seniority premium plan funds at fair value		(133)		(137)
Net defined benefit liability	Ps.	1,975	Ps.	1,626
Postretirement Medical Services:
Defined benefit obligation	Ps.	647	Ps.	812
Medical services funds at fair value		(85)		(76)
Net defined benefit liability	Ps.	562	Ps.	736
Total Employee Benefits	Ps.	7,600	Ps.	7,253

17.3 Trust assets

Trust assets consist of fixed and variable return financial instruments recorded at fair value (Level 1), which are invested as follows:

	December 31,	December 31,
	2021	2020
Fixed return:
Traded securities	17%	27%
Bank instruments	10%	9%
Federal government instruments of the respective countries	35%	29%
Variable return:
Publicly traded shares	38%	35%
	100%	100%

In Mexico, the regulatory framework for pension plans is established in the Income Tax Law and its Regulations, the Federal Labor Law and the Mexican Social Security Institute Law. None of these laws establish minimum funding levels or a minimum required level of contributions.

In Mexico, the Income Tax Law requires that, in the case of private plans, certain notifications must be submitted to the authorities and a certain level of instruments must be invested in Federal Government securities among others.

The Company’s various pension plans have a technical committee that is responsible for verifying the correct operation of the plan with regard to the payment of benefits, actuarial valuations of the plan, and supervising the trustee. The committee is responsible for determining the investment portfolio and the types of instruments the fund will be invested in. This technical committee is also responsible for verifying the correct operation of the plans in all of the countries in which the Company has these benefits.

The risks related to the Company’s employee benefit plans are primarily attributable to the plan assets. The Company’s plan assets are invested in a diversified portfolio, which considers the term of the plan to invest in assets whose expected return coincides with the estimated future payments.

Since the Mexican Tax Law limits the plan’s asset investment to 10% for related parties, this risk is not considered to be significant for purposes of the Company’s Mexican subsidiaries.

In Mexico, the Company’s policy is to invest at least 30% of the fund assets in Mexican Federal Government instruments. Guidelines for the target portfolio have been established for the remaining percentage and investment decisions are made to comply with these guidelines insofar as the market conditions and available funds allow.

In Mexico, the amounts and types of securities in related parties included in the portfolio fund are as follows:

	December 31,		December 31,
	2021		2020
Debt:
El Puerto de Liverpool, S.A.B. de C.V.	Ps.	30	Ps.	30
Grupo Industrial Bimbo, S.A.B. de C. V.		5		5
BBVA Bancomer, S.A de C.V.		9		10
Grupo Financiero Scotiabank Inverlat, S.A. de C.V.		10		10

Equity:
CEMEX, S.A.B. de C.V.		—		8
Grupo Financiero Banorte, S.A.B. de C.V.		—		8
Alfa, S.A.B. de C.V.		2		3
Grupo Industrial Bimbo, S.A.B. de C. V.		1		—
Grupo Aeroportuario del Suereste, S.A.B. de C.V.		1		2
Others		4		4

For the years ended December 31, 2021, 2020 and 2019, the Company did not make significant contributions to the plan assets and does not expect to make material contributions to the plan assets during the following fiscal year. There are no restrictions placed on the trustee’s ability to sell those securities. As of December 31, 2021 and 2020, the plan assets did not include securities of the Company in portfolio funds.

17.4 Amounts recognized in the consolidated income statements and the consolidated statement of comprehensive income

	Income Statement								AOCI (1)
					Gain or		Net Interest on		Remeasurements
					Loss on		the Net		of the Net
	Current		Past Service		Settlement or		Defined		Defined
December 31, 2021	Service Cost		Cost		Curtailment		Benefit Liability		Benefit Liability
Pension and retirement plans	Ps.	390	Ps.	39	Ps.	(55)	Ps.	319	Ps.	1,757
Seniority premiums		290		1		(3)		114		853
Postretirement medical services		44		2		(24)		52		202
Total	Ps.	724	Ps.	42	Ps.	(82)	Ps.	485	Ps.	2,812
December 31, 2020
Pension and retirement plans	Ps.	372	Ps.	73	Ps.	—	Ps.	305	Ps.	2,024
Seniority premiums		239		—		—		91		483
Postretirement medical services		44		—		—		54		342
Total	Ps.	656	Ps.	73	Ps.	—	Ps.	450	Ps.	2,849

December 31, 2019
Pension and retirement plans	Ps.	279	Ps.	(45)	Ps.	2	Ps.	290	Ps.	1,608
Seniority premiums		139		161		—		57		162
Postretirement medical services		15		—		—		32		396
Total	Ps.	433	Ps.	116	Ps.	2	Ps.	379	Ps.	2,166
(1)Amounts accumulated in other comprehensive income as of the end of the period.

For the years ended December 31, 2021, 2020 and 2019, labor costs of Ps. 766, Ps. 729 and Ps. 549 have been included in the consolidated income statements in costs of goods sold, administrative expenses, and selling expenses.

Remeasurements of the net defined benefit liability recognized in accumulated other comprehensive income are as follows:

	December 31,		December 31,		December 31,
	2021		2020		2019
Amount accumulated in other comprehensive income as of the beginning of the period, net of tax	Ps.	2,099	Ps.	1,624	Ps.	475

Actuarial (gains) arising from exchange rates		11		(6)		(30)
Remeasurements during the year, net of tax		744		312		100
Actuarial losses and (gains) arising from changes in financial assumptions		(776)		139		1,071
Actuarial losses and (gains) arising from changes in demographic assumptions		—		27		—
Effect on settlement		—		3		8
Amount accumulated in other comprehensive income as of the end of the period, net of tax	Ps.	2,078	Ps.	2,099	Ps.	1,624

Remeasurements of the net defined benefit liability include the following:

●	The return on plan assets, excluding amounts included in net interest expense.
●	Actuarial gains and losses arising from changes in demographic assumptions.
●	Actuarial gains and losses arising from changes in financial assumptions.

17.5 Changes in the balance of the defined benefit obligation for post-employment

	December 31,		December 31,		December 31,
	2021		2020		2019
Pension and Retirement Plans:
Initial balance	Ps.	7,679	Ps.	7,193	Ps.	6,189
Current service cost		390		372		279
Past service (credit) cost		(3)		73		(45)
Interest expense		527		506		530
Settlement / Curtailment		—		—		2
Remeasurements of the net defined benefit obligation		(42)		326		859
Foreign exchange loss (gain)		28		37		(69)
Benefits paid		(564)		(828)		(582)
Acquisitions		—		—		30
Ending balance	Ps.	8,015	Ps.	7,679	Ps.	7,193
Seniority Premiums:
Initial balance	Ps.	1,763	Ps.	1,237	Ps.	772
Current service cost		290		239		139
Past service cost		836		—		161
Interest expense		124		101		68
Settlement		(839)		13		—
Remeasurements of the net defined benefit obligation		112		309		230
Benefits paid		(178)		(136)		(133)
Ending balance	Ps.	2,108	Ps.	1,763	Ps.	1,237
Postretirement Medical Services:
Initial balance	Ps.	812	Ps.	797	Ps.	418
Current service cost		44		44		15
Past service cost		236		—		—
Interest expense		57		61		38
Curtailment / Settlement		(271)		—		—
Remeasurements of the net defined benefit obligation		(191)		(59)		356
Benefits paid		(40)		(31)		(30)
Ending balance	Ps.	647	Ps.	812	Ps.	797

17.6 Changes in the balance of plan assets

	December 31,		December 31,		December 31,
	2021		2020		2019
Total Plan Assets:
Initial balance	Ps.	3,001	Ps.	2,880	Ps.	2,680
Actual return on trust assets		152		113		174
Foreign exchange loss (gain)		—		3		2
Life annuities		17		5		24
Ending balance	Ps.	3,170	Ps.	3,001	Ps.	2,880

As a result of the Company’s investments in life annuities plans, management does not expect it will need to make material contributions to plan assets to meet its future obligations.

17.7 Variation in assumptions

The Company decided that the relevant actuarial assumptions that are subject to sensitivity and valuated through the projected unit credit method, are the discount rate, the salary increase rate and healthcare cost increase rate. The reasons for choosing these assumptions are as follows:

●	Discount rate: The rate that determines the value of the obligations over time.
●	Salary increase rate: The rate that considers the salary increase which implies an increase in the benefit payable.
●	Healthcare cost increase rate: The rate that considers the trends of health care costs which implies an impact on the postretirement medical service obligations and the cost for the year.

The following table presents the amount of defined benefit plan expense and OCI impact in absolute terms of a variation of 1% in the assumptions on the net defined benefit liability associated with the Company’s defined benefit plans. The sensitivity of this 1% on the significant actuarial assumptions is based on projected long-term discount rates for Mexico and a yield curve projection of long-term Mexican government bonds - CETES:

+1%:	Income Statement						OCI(1)
			Gain or		Effect of Net		Remeasurements
Discount rate used to calculate the defined benefit			Loss on		Interest on the Net		of the Net Defined
obligation and the net interest on the net defined	Current		Settlement or		Defined Benefit		Benefit Liability
benefit liability	Service Cost		Curtailment		Liability (Asset)		(Asset)
Pension and retirement plans	Ps.	394	Ps.	(54)	Ps.	232	Ps.	1,858
Seniority premiums		266		(3)		100		440
Postretirement medical services		39		(19)		41		120
Total	Ps.	699	Ps.	(76)	Ps.	373	Ps.	2,418

Expected salary increase
Pension and retirement plans	Ps.	467	Ps.	(56)	Ps.	362	Ps.	2,039
Seniority premiums		302		(4)		119		682
Postretirement medical services		46		(24)		52		148
Total	Ps.	815	Ps.	(84)	Ps.	533	Ps.	2,869

Assumed rate of increase in healthcare costs
Postretirement medical services	Ps.	52	Ps.	(26)	Ps.	56	Ps.	149

-1%:
			Gain or		Effect of Net		Remeasurements
Discount rate used to calculate the defined benefit			Loss on		Interest on the Net		of the Net Defined
obligation and the net interest on the net defined	Current		Settlement or		Defined Benefit		Benefit Liability
benefit liability	Service Cost		Curtailment		Liability (Asset)		(Asset)
Pension and retirement plans	Ps.	465	Ps.	(56)	Ps.	384	Ps.	2,086
Seniority premiums		307		(3)		124		660
Postretirement medical services		51		(26)		57		149
Total	Ps.	823	Ps.	(85)	Ps.	565	Ps.	2,895

Expected salary increase
Pension and retirement plans	Ps.	390	Ps.	(54)	Ps.	276	Ps.	1,883
Seniority premiums		267		(3)		102		425
Postretirement medical services		46		(24)		52		148
Total	Ps.	703	Ps.	(81)	Ps.	430	Ps.	2,456

Assumed rate of increase in healthcare costs
Postretirement medical services	Ps.	39	Ps.	(19)	Ps.	42	Ps.	120
(1)	Amounts accumulated in other comprehensive income as of the end of the period.

17.8 Employee benefits expense

For the years ended December 31, 2021, 2020 and 2019, employee benefits expenses recognized in the consolidated income statements as cost of goods sold, administrative and selling expenses are as follows:

	2021		2020		2019
Wages and salaries	Ps.	70,238	Ps.	68,312	Ps.	64,776
Social security costs		11,737		11,595		11,494
Employee profit sharing		2,035		1,112		1,205
Post-employment benefits		1,176		1,002		795
Share-based payments		854		575		200
Termination benefits		259		201		169
	Ps.	86,299	Ps.	82,797	Ps.	78,639